Reinsurance - Effects on Premiums and Benefits (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Premiums
Direct									$ 360		$ 407		$ 336
Assumed									40		42		47
Ceded									(268)		(301)		(196)
Total premium	$ 27	$ 36	$ 32	$ 37	$ 33	$ 37	$ 38	$ 40	132	[1]	148	[1]	187
Benefits
Direct									1,718		1,500		1,611
Assumed									868		880		749
Ceded									(921)		(830)		(666)
Change in reserves, net of reinsurance									(603)		(625)		(332)
Total benefits									$ 1,062		$ 925		$ 1,362

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.